Restatement of Previously Issued Financial Statements - Additional Information (Detail) $ in Millions	Dec. 23, 2020 USD ($)
Restatement Adjustment [Member]
Accounting Changes [Line Items]
Reclassification from temporary equity to derivative warrant liabilities	$ 23.5